FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

or fiscal year ending: 12/31/2011

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1	A. Registrant Name: Standard Insurance Company Separate Account C
B. File Number: 811-09619
C. Telephone Number: 800-262-7111
2	A. Street: 1100 SW 6th Ave
B. City: Portland
	C. State: OR	D. Zip Code: 97204	Zip Ext. 1093
	E. Foreign Country:	Foreign Postal Code:
3	Is this the first filing on this form by Registrant? (Y/N) N
4	Is this the last filing on this form by Registrant? (Y/N) Y
5	Is Registrant a small business investment company (SBIC)? (Y/N) N
6	Is Registrant a unit investment trust (UIT)? (Y/N) Y

UNIT INVESTMENT TRUSTS

111	A. [/] Depositor Name:
B. [/] File Number (If any):
	C. [/] City State:	D. Zip Code:	Zip Ext:
[/] Foreign Country: Foreign Postal Code:
112	A. [/] Sponsor Name:
B. [/] File Number (If any):
	C. [/] City State:	D. Zip Code:	Zip Ext:
[/] Foreign Country: Foreign Postal Code:
113	A. [/] Trustee Name:
	B. [/] City State:	D. Zip Code:	Zip Ext:
[/] Foreign Country: Foreign Postal Code:

114	A. [/] Principal Underwriter Name:
B. [/] File Number: 8-
	C. [/] City State:	D. Zip Code:	Zip Ext:
[/] Foreign Country: Foreign Postal Code:
115	A. [/] Independent Public Accountant Name:
	B. [/] City State:	D. Zip Code:	Zip Ext:
[/] Foreign Country: Foreign Postal Code:

116 Family of investment companies information:

A. [/] Is Registrant part of a family of investment companies? (Y/N)

B. [/] Identify the family in 10 letters

117 A. [/] Is Registrant a separate account of an insurance company? (Y/N)

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

B. [/] Variable annuity contracts? (Y/N)

C. [/] Scheduled premium variable life contracts? (Y/N)

D. [/] Flexible premium variable life contracts? (Y/N)

E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118 [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.
120	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted).
121	[/]	State the number of series for which a current prospectus was in existence at the end of the period. 0
122	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

123	[/]	State the total value of the additional units considered in answering item 122 ($000’s omitted)
124	[/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted).

125	[/]	State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principle underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted).

126		Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.) ($000’s omitted). $0

127		List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)	Total Income Distributions ($000’s omitted)
A. U.S. Treasury Direct Issue
B. U. S. Government Agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers’ or dealers’ parent
F. All other corporate intermed. & long-term debt
G. All other corporate short-term debt
H. Equity securities of brokers or dealers or parents of brokers or dealers
I. Investment company equity securities
J. All other equity securities	0	$—	$835
K. Other securities
L. Total assets of all series of registrant	0	$—	$835

128	[/]

Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

(If answer is “N” (No), go to item 131)

129	[/]	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is “N” (No), go to item 131]
130	[/]	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
131		Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted) $ 421
132	[/]	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: 811-
133.		If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security: N/A

A. Name of the issuer;
B. Exchange ticker symbol;
C. CUSIP number;
D. Total number of shares or, for debt securities, principal amount divested;

SIGNATURE PAGE

This report is signed on behalf of the registrant.

Name of Registrant:              Standard Insurance Company Separate Account C

City of:      Portland             State of:      Oregon      Date:      February 24, 2012

/s/ Robert M. Erickson

By (Name and Title): Robert M. Erickson (Vice President, Controller and Principle Accounting Officer.)

/s/ Holley Y. Franklin

Witness (Name and Title): Holley Y. Franklin (Vice President, Corporate Secretary and Associate Counsel.)